Goodwill And Intangible Assets - Summary of Allocation of Goodwill to Operating Segments (Details) - USD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill allocated to operating segments	$ 817	$ 832	$ 699
Goodwill allocated to operating segments	700	714
Financial Services
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill allocated to operating segments	180	186
Retail
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill allocated to operating segments	108	109
Communication
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill allocated to operating segments	82	82
Energy, Utilities, Resources and Services
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill allocated to operating segments	141	143
Manufacturing
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill allocated to operating segments	66	67
Operating Segments With Significant Goodwill
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill allocated to operating segments	577	587
Aggregate Not Significant Individual Assets or Cash Generating Units
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill allocated to operating segments	$ 123	$ 127